Segment and Related Information - Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	May 31, 2019	May 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 380,801	$ 14,070	$ 700,792	$ 14,070	$ 37,995
Net Loss			(1,251,000)
Depreciation and Amortization			191,000
Capital Expenditures			161,000
Goodwill	5,107,141		5,107,141		4,456,250
Total Assets	8,472,674		8,472,674		$ 7,754,543	$ 53,356,883
Franchise Royalties and License Fees [Member]
Segment Reporting Information [Line Items]
Revenues			432,000
Net Loss			(91,000)
Depreciation and Amortization			3,000
Capital Expenditures
Goodwill	651,000		651,000
Total Assets	1,713,000		1,713,000
Company Owned Stores [Member]
Segment Reporting Information [Line Items]
Revenues			155,000
Net Loss			(209,000)
Depreciation and Amortization			34,000
Capital Expenditures			153,000
Goodwill
Total Assets	623,000		623,000
Esports Revenue [Member]
Segment Reporting Information [Line Items]
Revenues			114,000
Net Loss			(213,000)
Depreciation and Amortization			154,000
Capital Expenditures			8,000
Goodwill	4,456,000		4,456,000
Total Assets	5,981,000		5,981,000
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues
Net Loss			(738,000)
Depreciation and Amortization
Capital Expenditures
Goodwill
Total Assets	$ 156,000		$ 156,000